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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2004

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                          [ ] is a restatement.
                          [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name: Endeavour Capital Advisors, Inc. (1)

Address: 289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Glenn M. Hofsess

Title: Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

    /s/ Glenn Hofsess      Greenwich, CT               5/12/04
           (Name)          (City, State)               (Date)


Report Type (Check only one.):
-----------------------------

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 46 Items

Form 13F Information Table Value Total: $460,553 (thousands)

List of Other Included Managers:        Not Applicable.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                        NONE




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
                                                                   TOTAL                                                   VOTING
                                          TITLE OF                  FMV          TOTAL             INVESTMENT   OTHER     AUTHORITY
NAME OF ISSUER                             CLASS    CUSIP       (X $1,000)      SHARES      SH/PRN DISCRETION  MANAGERS     SOLE
AFFILIATED MANAGERS GROUP INC               COM    8252108          8,187       150,000       SH      SOLE       NONE      150,000
ALLSTATE CORP                               COM    20002101        13,183       290,000       SH      SOLE       NONE      290,000
AMBAC FINL GROUP INC                        COM    23139108         6,640        90,000       SH      SOLE       NONE       90,000
ASPEN INSURANCE HOLDINGS LTD                SHS    G05384105        3,873       150,400       SH      SOLE       NONE      150,400
ASSURANT INC                                COM    04621X108       20,447       813,000       SH      SOLE       NONE      813,000
ASTORIA FINL CORP                           COM    46265104         4,320       113,600       SH      SOLE       NONE      113,600
BANK NEW YORK INC                           COM    64057102         7,084       224,900       SH      SOLE       NONE      224,900
BANK OF AMERICA CORPORATION                 COM    60505104        50,969       629,400       SH      SOLE       NONE      629,400
COMERICA INC                                COM    200340107       23,781       437,800       SH      SOLE       NONE      437,800
COMMERCIAL CAP BANCORP INC                  COM    20162L105          104         4,532       SH      SOLE       NONE        4,532
CONSECO INC                               COM NEW  208464883        6,809       294,000       SH      SOLE       NONE      294,000
FEDERAL NATL MTG ASSN                       COM    313586109        6,245        84,000       SH      SOLE       NONE       84,000
FIDELITY NATL FINL INC                      COM    316326107        8,029       202,760       SH      SOLE       NONE      202,760
FIFTH THIRD BANCORP                         COM    316773100       16,113       291,000       SH      SOLE       NONE      291,000
FLEETBOSTON FINL CORP                       COM    339030108        7,092       157,700       SH      SOLE       NONE      157,700
FRIEDMAN BILLINGS RAMSEY GRO                CLA    358434108        2,237        82,900       SH      SOLE       NONE       82,900
GREENPOINT FINL CORP                        COM    395384100        6,351       145,300       SH      SOLE       NONE      145,300
ISTAR FINL INC                              COM    45031U101        2,360        55,800       SH      SOLE       NONE       55,800
J P MORGAN CHASE & CO                       COM    46625H100       25,317       603,500       SH      SOLE       NONE      603,500
LEVITT CORP                                 CLA    52742P108          613        25,000       SH      SOLE       NONE       25,000
LUMINENT MTG CAP INC                        COM    550278303          708        50,000       SH      SOLE       NONE       50,000
M & T BK CORP                               COM    55261F104        4,295        47,800       SH      SOLE       NONE       47,800
MAX RE CAPITAL LTD HAMILTON                 SHS    G6052F103        2,136        94,500       SH      SOLE       NONE       94,500
MBNA CORP                                   COM    55262L100        6,659       241,000       SH      SOLE       NONE      241,000
MERRILL LYNCH & CO INC                      COM    590188108        9,559       160,500       SH      SOLE       NONE      160,500
MONTPELIER RE HOLDINGS LTD                  SHS    G62185106       22,418       602,000       SH      SOLE       NONE      602,000
NEW CENTURY FINANCIAL CORP                  COM    64352D101        3,370        69,400       SH      SOLE       NONE       69,400
NEW YORK CMNTY BANCORP INC                  COM    649445103       26,251       765,792       SH      SOLE       NONE      765,792
NORTH FORK BANCORPORATION NY                COM    659424105       23,284       550,200       SH      SOLE       NONE      550,200
PARTNERRE LTD                               COM    G6852T105        6,830       121,000       SH      SOLE       NONE      121,000
PLATINUM UNDERWRITER HLDGS L                COM    G7127P100        3,894       121,500       SH      SOLE       NONE      121,500
PMI GROUP INC                               COM    69344M101       13,864       371,100       SH      SOLE       NONE      371,100
PROVIDIAN FINL CORP                         COM    74406A102       13,696     1,045,500       SH      SOLE       NONE    1,045,500
PRUDENTIAL FINL INC                         COM    744320102        4,478       100,000       SH      SOLE       NONE      100,000
RADIAN GROUP INC                            COM    750236101        6,514       152,900       SH      SOLE       NONE      152,900
REINSURANCE GROUP AMER INC                  COM    759351109        6,797       165,900       SH      SOLE       NONE      165,900
STATE STR CORP                              COM    857477103          521        10,000       SH      SOLE       NONE       10,000
SYNOVUS FINL CORP                           COM    87161C105        8,702       355,900       SH      SOLE       NONE      355,900
UCBH HOLDINGS INC                           COM    90262T308        6,759       168,800       SH      SOLE       NONE      168,800
UNION PLANTERS CORP                         COM    908068109        6,567       220,000       SH      SOLE       NONE      220,000
UNIONBANCAL CORP                            COM    908906100       10,679       203,840       SH      SOLE       NONE      203,840
US BANCORP DE                               COM    902973304       32,425     1,172,700       SH      SOLE       NONE    1,172,700
USB HOLDING CO                              COM    902910108        3,435       139,965       SH      SOLE       NONE      139,965
WASHINGTON MUT INC                          COM    939322103       10,428       244,150       SH      SOLE       NONE      244,150
WILLIS GROUP HOLDINGS LTD                   SHS    G96655108            4           100       SH      SOLE       NONE          100
XL CAP LTD                                  CLA    G98255105        6,524        85,800       SH      SOLE       NONE       85,800